PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance for expected credit losses
Allowance at beginning of year	¥ 799		¥ 256	¥ 156
Cumulative effect of adoption of new accounting standard			83
Deconsolidation of subsidiaries	(1)		(27)
Provisions for credit losses	141	$ 22	700	191
Write-offs	(124)		(213)	(91)
Allowance at end of year	¥ 815		¥ 799	¥ 256